Commitments and Contingencies, additional lease informaton (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure
Rent expense	$ 153.0	$ 152.4	$ 162.1